Commitments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Commitments
28.	Commitments

Operating lease commitments—Group as lessee

The Group has a number of non-cancelable operating lease agreements related to office buildings, other plants and vehicles. The lease terms are one or three years, and the majority of lease agreements is renewable at the end of the lease period at market rate.

The aggregate minimum lease payments under operating leases are as follows:

	2018	2017	2016
Less than one year	18,893	14,302	7,370
More than one year and no later than 5 years	25,521	34,459	25,537

	44,414	48,761	32,907